ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2026
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable from third-party customers, net

	As of March 31,
	2026	2025
Accounts receivable. third-party customers	$25,360,384	$18,259,749
Less: allowance for estimated credit loss	(780,608)	(653,470)
Accounts receivable from third-party customers, net	$24,579,776	$17,606,279

Schedule of outstanding gross accounts receivable and subsequent collection by aging bucket

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2026	collection	collection
Less than 6 months	$22,255,955	$5,542,407	24.9%
From 7 to 9 months	2,362,255	2,362,255	100.0%
From 10 to 12 months	—	—	0.0%
Over 1 year	742,174	152,602	20.6%
Total gross accounts receivable	$25,360,384	$8,057,264	31.8%

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2025	collection	collection
Less than 6 months	$17,650,236	$12,331,018	69.9%
From 7 to 9 months	18,586	—	0.0%
From 10 to 12 months	—	—	0.0%
Over 1 year	590,927	—	0.0%
Total gross accounts receivable	$18,259,749	$12,331,018	67.5%

Schedule of allowance for doubtful accounts movement

	As of March 31,
	2026	2025
Beginning balance	$653,470	$382,731
Additions	90,494	274,115
Foreign currency translation adjustments	36,644	(3,376)
Ending balance	$780,608	$653,470